Intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Intangible assets
Schedule of intangible assets

	At March 31,
	2021	2020	2019
Landing rights	€M	€M	€M

Balance at beginning of year	146.4	146.4	46.8
Acquisition through business combination (note 4)	—	—	99.6
Balance at end of year	146.4	146.4	146.4